Goodwill and Intangible Assets, Indefinite Life Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 39.0	$ 39.0
Finite and Indefinite lived intangible assets, gross	241.0	200.5
Intangible Asset, Accumulated Amortization	(25.3)	(13.2)
Other intangibles, net	215.7	187.3
Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	36.3	36.3
In process research and development
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 2.7	$ 2.7